united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

Item 1. Reports to Stockholders.

Arrow Reverse Cap 500 ETF

YPS

Annual Report

July 31, 2023

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Dear Shareholder:

We are pleased to present this annual report for the Arrow Reverse Cap 500 ETF (“YPS” or the “Fund”) for the one-year period ended July 31, 2023.

YPS seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (“the “Index”). The Index is a rules-based, reverse capitalization weighted index comprised of constituents of the S&P 500 Index, which consists of approximately 500 leading U.S. -listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller- end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITS”).

Arrow Investment Advisors began managing the Fund in May 2021 and changed the ticker from RVRS to YPS. Net assets were over $14.8 million at the end of July 2023.

Management’s Discussion of Fund Performance

All performance is based on net asset value (“NAV”) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in October 2017 through July 2023, the Fund had an annualized return of 9.01% versus the Fund’s benchmark Reverse Cap -Weighted US Large Cap Index return of 9.22%. For the one-year period ended July 31, 2023, the Fund had a return of 6.73%, in-line with it’s underlying index which returned 6.99%.

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of December 27, 2022, the Fund paid a $0.2271 per share distribution.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.arrowfunds.com. We are grateful for your continued investment and for your confidence in our company.

Sincerely,

Joseph J. Barrato
Chief Executive Officer
Arrow Investment Advisors, LLC
September 2023

AD-091423

Arrow Reverse Cap 500 ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2023

The Fund’s performance figures* for the year ended July 31, 2023, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	July 31, 2023
Arrow Reverse Cap 500 ETF - NAV	6.73%	16.40%	8.13%	9.01%
Arrow Reverse Cap 500 ETF - Market Price	6.69%	16.45%	8.11%	8.99%
Reverse Cap Weighted U.S. Large Cap Index	6.99%	16.72%	8.35%	9.22%
S&P 500 Index	13.02%	13.72%	12.20%	12.55%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.29% per the December 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 31, 2017.

The Reverse Cap Weighted U.S. Large Cap Index is a rule-based, reverse capitalization weighted index comprised of constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITs”). Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Holdings by Sector as of July 31, 2023 are as follows:

Sector	% of Net Assets
Common Stocks:
Consumer Discretionary	16.0%
Industrials	13.6%
Technology	13.0%
Financials	13.0%
Health Care	11.7%
Materials	7.1%
Real Estate	6.6%
Utilities	5.6%
Communications	5.2%
Consumer Staples	4.8%
Energy	4.0%
Right
Health Care	0.0	% *
Liabilities In Excess Of Other Assets	(0.6)%
	100.0%

* Less than 0.1%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s Holdings.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6%
	ADVERTISING & MARKETING - 0.4%
986	Interpublic Group of Companies, Inc. (The)	$33,751
371	Omnicom Group, Inc.	31,394
		65,145
	AEROSPACE & DEFENSE - 1.7%
29	Boeing Company (The)(a)	6,927
37	General Dynamics Corporation	8,272
685	Howmet Aerospace, Inc.	35,031
326	Huntington Ingalls Industries, Inc.	74,872
76	L3Harris Technologies, Inc.	14,401
15	Lockheed Martin Corporation	6,696
16	Northrop Grumman Corporation	7,120
48	Raytheon Technologies Corporation	4,221
74	Teledyne Technologies, Inc.(a)	28,455
695	Textron, Inc.	54,050
21	TransDigm Group, Inc.	18,894
		258,939
	APPAREL & TEXTILE PRODUCTS - 1.9%
53	NIKE, Inc., Class B	5,851
1,070	Ralph Lauren Corporation	140,523
1,380	Tapestry, Inc.	59,547
4,211	VF Corporation	83,420
		289,341
	ASSET MANAGEMENT - 1.6%
61	Ameriprise Financial, Inc.	21,255
13	BlackRock, Inc.	9,605
93	Charles Schwab Corporation (The)	6,147
1,716	Franklin Resources, Inc.	50,176
5,008	Invesco Ltd.	84,135
313	Raymond James Financial, Inc.	34,452
222	T Rowe Price Group, Inc.	27,364
		233,134
	AUTOMOTIVE - 0.8%
230	Aptiv PLC(a)	25,182
1,213	BorgWarner, Inc.	56,404

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	AUTOMOTIVE - 0.8% (Continued)
877	Ford Motor Company	$11,585
297	General Motors Company	11,396
242	Phinia, Inc.(a)	6,866
6	Tesla, Inc.(a)	1,605
		113,038
	BANKING - 4.1%
56	Bank of America Corporation	1,792
182	Citigroup, Inc.	8,674
1,538	Citizens Financial Group, Inc.	49,616
2,564	Comerica, Inc.	138,353
1,259	Fifth Third Bancorp	36,637
3,453	Huntington Bancshares, Inc.	42,265
25	JPMorgan Chase & Company	3,949
5,603	KeyCorporation	68,973
196	M&T Bank Corporation	27,413
82	PNC Financial Services Group, Inc. (The)	11,225
1,667	Regions Financial Corporation	33,957
342	Truist Financial Corporation	11,361
217	US Bancorp	8,611
87	Wells Fargo & Company	4,016
4,235	Zions Bancorp National Association	161,988
		608,830
	BEVERAGES - 0.8%
472	Brown-Forman Corporation, Class B	33,323
40	Coca-Cola Company (The)	2,477
55	Constellation Brands, Inc., Class A	15,004
290	Keurig Dr Pepper, Inc.	9,863
642	Molson Coors Beverage Company, Class B	44,793
224	Monster Beverage Corporation(a)	12,878
16	PepsiCo, Inc.	2,999
		121,337
	BIOTECH & PHARMA - 2.1%
20	AbbVie, Inc.	2,992
17	Amgen, Inc.	3,981

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	BIOTECH & PHARMA - 2.1% (Continued)
55	Biogen, Inc.(a)	$14,860
45	Bristol-Myers Squibb Company	2,799
8	Eli Lilly and Company	3,636
65	Gilead Sciences, Inc.	4,949
719	Incyte Corporation(a)	45,815
9	Johnson & Johnson	1,508
26	Merck & Company, Inc.	2,773
73	Moderna, Inc.(a)	8,589
5,960	Organon & Company	131,001
48	Pfizer, Inc.	1,731
9	Regeneron Pharmaceuticals, Inc.(a)	6,677
33	Vertex Pharmaceuticals, Inc.(a)	11,627
5,666	Viatris, Inc.	59,663
49	Zoetis, Inc.	9,216
		311,817
	CABLE & SATELLITE - 0.1%
29	Charter Communications, Inc., Class A(a)	11,751
120	Comcast Corporation, Class A	5,431
		17,182
	CHEMICALS - 3.5%
31	Air Products and Chemicals, Inc.	9,465
103	Albemarle Corporation	21,865
280	Avery Dennison Corporation	51,523
461	Celanese Corporation	57,805
664	CF Industries Holdings, Inc.	54,501
229	Corteva, Inc.	12,922
293	Dow, Inc.	16,546
235	DuPont de Nemours, Inc.	18,243
729	Eastman Chemical Company	62,387
85	Ecolab, Inc.	15,567
428	FMC Corporation	41,186
383	International Flavors & Fragrances, Inc.	32,406
232	LyondellBasell Industries N.V., Class A	22,936
1,463	Mosaic Company (The)	59,631

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	CHEMICALS - 3.5% (Continued)
10	New Linde plc	$3,907
130	PPG Industries, Inc.	18,707
51	Sherwin-Williams Company (The)	14,102
		513,699
	COMMERCIAL SUPPORT SERVICES - 1.0%
33	Cintas Corporation	16,567
111	Republic Services, Inc.	16,773
1,049	Robert Half International, Inc.	77,784
843	Rollins, Inc.	34,420
57	Waste Management, Inc.	9,336
		154,880
	CONSTRUCTION MATERIALS - 0.3%
53	Martin Marietta Materials, Inc.	23,662
105	Vulcan Materials Company	23,153
		46,815
	CONTAINERS & PACKAGING - 2.8%
4,054	Amcor PLC	41,594
652	Ball Corporation	38,266
1,716	International Paper Company	61,879
354	Packaging Corporation of America	54,286
2,776	Sealed Air Corporation	126,641
2,667	Westrock Company	88,784
		411,450
	DATA CENTER REIT - 0.2%
206	Digital Realty Trust, Inc.	25,672
13	Equinix, Inc.	10,529
		36,201
	DIVERSIFIED INDUSTRIALS - 1.1%
96	3M Company	10,704
200	Dover Corporation	29,194
59	Eaton Corporation PLC	12,114
149	Emerson Electric Company	13,611
69	General Electric Company	7,883
28	Honeywell International, Inc.	5,436

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.1% (Continued)
40	Illinois Tool Works, Inc.	$10,533
1,035	Pentair PLC	71,932
		161,407
	E-COMMERCE DISCRETIONARY - 0.6%
12	Amazon.com, Inc.(a)	1,604
625	eBay, Inc.	27,819
582	Etsy, Inc.(a)	59,160
		88,583
	ELECTRIC UTILITIES - 4.9%
2,213	AES Corporation (The)	47,867
824	Alliant Energy Corporation	44,282
318	Ameren Corporation	27,243
133	American Electric Power Company, Inc.	11,270
1,074	CenterPoint Energy, Inc.	32,317
535	CMS Energy Corporation	32,672
205	Consolidated Edison, Inc.	19,446
212	Constellation Energy Corporation	20,490
224	Dominion Energy, Inc.	11,995
255	DTE Energy Company	29,147
84	Duke Energy Corporation	7,864
329	Edison International	23,675
265	Entergy Corporation	27,216
718	Evergy, Inc.	43,058
292	Eversource Energy	21,120
337	Exelon Corporation	14,107
644	FirstEnergy Corporation	25,367
45	NextEra Energy, Inc.	3,299
2,235	NRG Energy, Inc.	84,907
1,118	PG&E Corporation(a)	19,688
850	Pinnacle West Capital Corporation	70,396
1,004	PPL Corporation	27,640
372	Public Service Enterprise Group, Inc.	23,481
77	Sempra Energy	11,475
129	Southern Company (The)	9,332

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	ELECTRIC UTILITIES - 4.9% (Continued)
225	WEC Energy Group, Inc.	$20,219
238	Xcel Energy, Inc.	14,930
		724,503
	ELECTRICAL EQUIPMENT - 3.3%
997	A O Smith Corporation	72,412
571	Allegion plc	66,727
115	AMETEK, Inc.	18,239
182	Amphenol Corporation, Class A	16,072
343	Carrier Global Corporation	20,426
379	Fortive Corporation	29,695
687	Generac Holdings, Inc.(a)	105,593
206	Johnson Controls International plc	14,327
130	Keysight Technologies, Inc.(a)	20,940
203	Otis Worldwide Corporation	18,465
66	Rockwell Automation, Inc.	22,195
36	Roper Technologies, Inc.	17,750
119	TE Connectivity Ltd.	17,075
77	Trane Technologies PLC	15,357
956	Trimble, Inc.(a)	51,433
		506,706
	ENGINEERING & CONSTRUCTION - 0.5%
342	Jacobs Solutions, Inc.	42,890
123	Quanta Services, Inc.	24,799
		67,689
	ENTERTAINMENT CONTENT – 1.9%
122	Activision Blizzard, Inc.	11,317
171	Electronic Arts, Inc.	23,316
1,975	Fox Corporation, Class A	66,064
2,544	Fox Corporation - Class B	79,907
3,775	Paramount Global, Class B	60,513
197	Take-Two Interactive Software, Inc.(a)	30,129
48	Walt Disney Company (The)(a)	4,267
1,177	Warner Bros Discovery, Inc.(a)	15,383
		290,896

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	FOOD - 2.1%
941	Campbell Soup Company	$43,117
1,060	Conagra Brands, Inc.	34,779
145	General Mills, Inc.	10,837
65	Hershey Company (The)	15,035
663	Hormel Foods Corporation	27,103
235	J M Smucker Company (The)	35,403
391	Kellogg Company	26,154
330	Kraft Heinz Company (The)	11,939
318	Lamb Weston Holdings, Inc.	32,954
290	McCormick & Company, Inc.	25,949
110	Mondelez International, Inc., Class A	8,154
825	Tyson Foods, Inc., Class A	45,970
		317,394
	GAMING REIT - 0.1%
568	VICI Properties, Inc.	17,881

	GAS & WATER UTILITIES - 0.8%
142	American Water Works Company, Inc.	20,935
335	Atmos Energy Corporation	40,773
1,842	NiSource, Inc.	51,281
		112,989
	HEALTH CARE FACILITIES & SERVICES - 4.2%
113	AmerisourceBergen Corporation	21,120
312	Cardinal Health, Inc.	28,539
2,204	Catalent, Inc.(a)	106,939
239	Centene Corporation(a)	16,274
287	Charles River Laboratories International, Inc.(a)	60,138
23	Cigna Group (The)	6,787
77	CVS Health Corporation	5,751
694	DaVita, Inc.(a)	70,781
15	Elevance Health, Inc.	7,074
139	Fortrea Holdings, Inc.(a)	4,442
36	HCA Healthcare, Inc.	9,821
814	Henry Schein, Inc.(a)	64,135

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.2% (Continued)
22	Humana, Inc.	$10,050
86	IQVIA Holdings, Inc.(a)	19,243
139	Laboratory Corp of America Holdings	29,736
37	McKesson Corporation	14,889
127	Molina Healthcare, Inc.(a)	38,670
274	Quest Diagnostics, Inc.	37,048
4	UnitedHealth Group, Inc.	2,025
511	Universal Health Services, Inc., Class B	71,009
		624,471
	HEALTH CARE REIT - 0.7%
2,553	Healthpeak Properties, Inc.	55,732
681	Ventas, Inc.	33,042
183	Welltower, Inc.	15,033
		103,807
	HOME & OFFICE PRODUCTS - 2.0%
20,074	Newell Brands, Inc.	224,026
541	Whirlpool Corporation	78,045
		302,071
	HOME CONSTRUCTION – 1.9%
135	DR Horton, Inc.	17,148
181	Lennar Corporation, Class A	22,956
983	Masco Corporation	59,648
1,032	Mohawk Industries, Inc.(a)	109,743
6	NVR, Inc.(a)	37,839
517	PulteGroup, Inc.	43,630
		290,964
	HOTEL REITS - 0.3%
2,674	Host Hotels & Resorts, Inc.	49,202

	HOUSEHOLD PRODUCTS - 0.7%
317	Church & Dwight Company, Inc.	30,327
198	Clorox Company (The)	29,993
118	Colgate-Palmolive Company	8,999
83	Estee Lauder Companies, Inc. (The), Class A	14,940

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	HOUSEHOLD PRODUCTS - 0.7% (Continued)
98	Kimberly-Clark Corporation	$12,652
23	Procter & Gamble Company (The)	3,595
		100,506
	INDUSTRIAL REIT - 0.0%(b)
57	Prologis, Inc.	7,111

	INDUSTRIAL SUPPORT SERVICES - 0.4%
366	Fastenal Company	21,451
53	United Rentals, Inc.	24,628
24	WW Grainger, Inc.	17,724
		63,803
	INFRASTRUCTURE REIT - 0.3%
32	American Tower Corporation, A	6,090
81	Crown Castle, Inc.	8,771
110	SBA Communications Corporation, A	24,085
		38,946
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
333	Bank of New York Mellon Corporation (The)	15,105
295	Cboe Global Markets, Inc.	41,207
65	CME Group, Inc.	12,932
17	Goldman Sachs Group, Inc. (The)	6,050
104	Intercontinental Exchange, Inc.	11,939
50	Morgan Stanley	4,578
421	Nasdaq, Inc.	21,256
512	Northern Trust Corporation	41,021
292	State Street Corporation	21,152
		175,240
	INSURANCE - 5.5%
198	Aflac, Inc.	14,323
163	Allstate Corporation (The)	18,367
298	American International Group, Inc.	17,963
40	Aon PLC, Class A	12,740
364	Arch Capital Group Ltd.(a)	28,279
83	Arthur J Gallagher & Company	17,828

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	INSURANCE - 5.5% (Continued)
714	Assurant, Inc.	$96,040
3	Berkshire Hathaway, Inc., Class B(a)	1,056
514	Brown & Brown, Inc.	36,211
36	Chubb Ltd.	7,359
366	Cincinnati Financial Corporation	39,374
118	Everest Re Group Ltd.	42,540
564	Globe Life, Inc.	63,264
383	Hartford Financial Services Group, Inc. (The)	27,530
6,607	Lincoln National Corporation	185,261
757	Loews Corporation	47,426
51	Marsh & McLennan Companies, Inc.	9,609
206	MetLife, Inc.	12,972
427	Principal Financial Group, Inc.	34,104
57	Progressive Corporation (The)	7,181
216	Prudential Financial, Inc.	20,842
78	Travelers Companies, Inc. (The)	13,464
701	W R Berkley Corporation	43,245
102	Willis Towers Watson PLC	21,556
		818,534
	INTERNET MEDIA & SERVICES - 1.0%
20	Alphabet, Inc., Class A(a)	2,654
19	Alphabet, Inc., Class C(a)	2,529
2	Booking Holdings, Inc.(a)	5,942
343	Expedia Group, Inc.(a)	42,028
1,241	Match Group, Inc.(a)	57,718
11	Meta Platforms, Inc., Class A(a)	3,505
14	Netflix, Inc.(a)	6,146
118	VeriSign, Inc.(a)	24,892
		145,414
	LEISURE FACILITIES & SERVICES - 4.0%
1,189	Caesars Entertainment, Inc.(a)	70,174
3,126	Carnival Corporation(a)	58,894
5	Chipotle Mexican Grill, Inc.(a)	9,811
217	Darden Restaurants, Inc.	36,656

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	LEISURE FACILITIES & SERVICES - 4.0% (Continued)
190	Domino’s Pizza, Inc.	$75,380
110	Hilton Worldwide Holdings, Inc.	17,104
249	Las Vegas Sands Corporation(a)	14,893
370	Live Nation Entertainment, Inc.(a)	32,468
83	Marriott International, Inc., Class A	16,750
19	McDonald’s Corporation	5,571
962	MGM Resorts International	48,841
4,780	Norwegian Cruise Line Holdings Ltd.(a)	105,494
281	Royal Caribbean Cruises Ltd.(a)	30,660
62	Starbucks Corporation	6,297
503	Wynn Resorts Ltd.	54,817
129	Yum! Brands, Inc.	17,759
		601,569
	LEISURE PRODUCTS - 0.8%
213	Axon Enterprise, Inc.(a)	39,603
1,186	Hasbro, Inc.	76,568
		116,171
	MACHINERY - 1.8%
30	Caterpillar, Inc.	7,955
18	Deere & Company	7,733
185	IDEX Corporation	41,775
379	Ingersoll Rand, Inc.	24,737
194	Nordson Corporation	48,812
42	Parker-Hannifin Corporation	17,220
158	Snap-on, Inc.	43,046
590	Stanley Black & Decker, Inc.	58,570
208	Xylem, Inc.	23,452
		273,300
	MEDICAL EQUIPMENT & DEVICES - 5.4%
36	Abbott Laboratories	4,008
111	Agilent Technologies, Inc.	13,516
75	Align Technology, Inc.(a)	28,342
761	Baxter International, Inc.	34,420

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.4% (Continued)
42	Becton Dickinson and Company	$11,702
187	Bio-Rad Laboratories, Inc., Class A(a)	75,801
675	Bio-Techne Corporation	56,295
228	Boston Scientific Corporation(a)	11,822
109	Cooper Companies, Inc. (The)	42,647
11	Danaher Corporation	2,806
1,886	Dentsply Sirona, Inc.	78,306
123	DexCom, Inc.(a)	15,321
158	Edwards Lifesciences Corporation(a)	12,967
268	GE HealthCare Technologies, Inc.	20,904
367	Hologic, Inc.(a)	29,147
35	IDEXX Laboratories, Inc.(a)	19,416
81	Illumina, Inc.(a)	15,564
94	Insulet Corporation(a)	26,015
23	Intuitive Surgical, Inc.(a)	7,461
84	Medtronic PLC	7,372
16	Mettler-Toledo International, Inc.(a)	20,120
386	PerkinElmer, Inc.	47,459
93	ResMed, Inc.	20,679
141	STERIS plc	31,803
25	Stryker Corporation	7,085
237	Teleflex, Inc.	59,527
9	Thermo Fisher Scientific, Inc.	4,938
163	Waters Corporation(a)	45,022
78	West Pharmaceutical Services, Inc.	28,707
172	Zimmer Biomet Holdings, Inc.	23,762
		802,934
	METALS & MINING - 0.2%
302	Freeport-McMoRan, Inc.	13,484
380	Newmont Corporation	16,310
		29,794
	OFFICE REIT - 0.8%
212	Alexandria Real Estate Equities, Inc.	26,644

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	OFFICE REIT - 0.8% (Continued)
1,302	Boston Properties, Inc.	$86,751
		113,395
	OIL & GAS PRODUCERS - 3.0%
1,735	APA Corporation	70,249
19	Chevron Corporation	3,110
44	ConocoPhillips	5,180
1,264	Coterra Energy, Inc.	34,811
364	Devon Energy Corporation	19,656
194	Diamondback Energy, Inc.	28,580
66	EOG Resources, Inc.	8,747
1,112	EQT Corporation	46,903
25	Exxon Mobil Corporation	2,681
126	Hess Corporation	19,118
945	Kinder Morgan, Inc.	16,736
1,717	Marathon Oil Corporation	45,105
81	Marathon Petroleum Corporation	10,775
182	Occidental Petroleum Corporation	11,490
320	ONEOK, Inc.	21,453
153	Phillips 66	17,067
62	Pioneer Natural Resources Company	13,992
495	Targa Resources Corporation	40,584
94	Valero Energy Corporation	12,118
550	Williams Companies, Inc. (The)	18,948
		447,303
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
716	Baker Hughes Company	25,626
589	Halliburton Company	23,018
222	Schlumberger Ltd.	12,951
		61,595
	PUBLISHING & BROADCASTING - 1.7%
4,252	News Corporation, Class A - Non-Voting	84,275
8,233	News Corporation, Class B	165,565
		249,840

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	REAL ESTATE SERVICES - 0.2%
306	CBRE Group, Inc., Class A(a)	$25,493

	RENEWABLE ENERGY - 0.5%
143	Enphase Energy, Inc.(a)	21,712
127	First Solar, Inc.(a)	26,340
133	SolarEdge Technologies, Inc.(a)	32,114
		80,166
	RESIDENTIAL REIT - 1.7%
119	AvalonBay Communities, Inc.	22,449
455	Camden Property Trust	49,636
429	Equity Residential	28,288
190	Essex Property Trust, Inc.	46,275
958	Invitation Homes, Inc.	34,009
210	Mid-America Apartment Communities, Inc.	31,429
1,054	UDR, Inc.	43,088
		255,174
	RETAIL - CONSUMER STAPLES - 0.6%
10	Costco Wholesale Corporation	5,607
116	Dollar General Corporation	19,587
132	Dollar Tree, Inc.(a)	20,371
343	Kroger Company (The)	16,684
53	Target Corporation	7,233
578	Walgreens Boots Alliance, Inc.	17,323
13	Walmart, Inc.	2,078
		88,883
	RETAIL - DISCRETIONARY - 3.1%
2,488	Advance Auto Parts, Inc.	185,081
5	AutoZone, Inc.(a)	12,409
1,464	Bath & Body Works, Inc.	54,256
429	Best Buy Company, Inc.	35,628
608	CarMax, Inc.(a)	50,227
151	Genuine Parts Company	23,514
8	Home Depot, Inc. (The)	2,671
32	Lowe’s Companies, Inc.	7,497

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	RETAIL - DISCRETIONARY - 3.1% (Continued)
16	O’Reilly Automotive, Inc.(a)	$14,813
135	Ross Stores, Inc.	15,476
96	TJX Companies, Inc. (The)	8,307
98	Tractor Supply Company	21,951
67	Ulta Beauty, Inc.(a)	29,802
		461,632
	RETAIL REIT - 1.5%
793	Federal Realty Investment Trust	80,505
2,562	Kimco Realty Corporation	51,906
255	Realty Income Corporation	15,547
927	Regency Centers Corporation	60,746
148	Simon Property Group, Inc.	18,441
		227,145
	SELF-STORAGE REIT - 0.3%
212	Extra Space Storage, Inc.	29,589
39	Public Storage	10,988
		40,577
	SEMICONDUCTORS - 2.1%
51	Advanced Micro Devices, Inc.(a)	5,834
36	Analog Devices, Inc.	7,183
53	Applied Materials, Inc.	8,034
4	Broadcom, Inc.	3,595
205	Intel Corporation	7,333
20	KLA Corporation	10,279
20	Lam Research Corporation	14,370
160	Microchip Technology, Inc.	15,030
128	Micron Technology, Inc.	9,138
52	Monolithic Power Systems, Inc.	29,093
7	NVIDIA Corporation	3,271
73	NXP Semiconductors N.V.	16,278
211	ON Semiconductor Corporation(a)	22,735
611	Qorvo, Inc.(a)	67,223
48	QUALCOMM, Inc.	6,344
344	Skyworks Solutions, Inc.	39,344

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	SEMICONDUCTORS - 2.1% (Continued)
346	Teradyne, Inc.	$39,077
28	Texas Instruments, Inc.	5,040
		309,201
	SOFTWARE - 2.9%
11	Adobe, Inc.(a)	6,008
459	Akamai Technologies, Inc.(a)	43,376
73	ANSYS, Inc.(a)	24,973
69	Autodesk, Inc.(a)	14,627
58	Cadence Design Systems, Inc.(a)	13,573
958	Ceridian HCM Holding, Inc.(a)	67,837
204	Fortinet, Inc.(a)	15,855
2,945	Gen Digital, Inc.	57,281
12	Intuit, Inc.	6,140
3	Microsoft Corporation	1,008
54	Oracle Corporation	6,330
41	Palo Alto Networks, Inc.(a)	10,248
111	Paycom Software, Inc.	40,932
263	PTC, Inc.(a)	38,348
20	Salesforce, Inc.(a)	4,500
17	ServiceNow, Inc.(a)	9,911
29	Synopsys, Inc.(a)	13,102
94	Tyler Technologies, Inc.(a)	37,283
		411,332
	SPECIALTY FINANCE - 0.6%
38	American Express Company	6,417
162	Capital One Financial Corporation	18,957
181	Discover Financial Services	19,105
1,329	Synchrony Financial	45,904
		90,383
	SPECIALTY REITS - 0.3%
652	Iron Mountain, Inc.	40,033

	STEEL - 0.4%
96	Nucor Corporation	16,521

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	STEEL - 0.4% (Continued)
359	Steel Dynamics, Inc.	$38,262
		54,783
	TECHNOLOGY HARDWARE - 3.1%
7	Apple, Inc.	1,375
82	Arista Networks, Inc.(a)	12,717
86	Cisco Systems, Inc.	4,475
604	Corning, Inc.	20,500
485	F5, Inc.(a)	76,747
322	Garmin Ltd.	34,097
1,850	Hewlett Packard Enterprise Company	32,153
722	HP, Inc.	23,703
2,039	Juniper Networks, Inc.	56,685
49	Motorola Solutions, Inc.	14,045
575	NetApp, Inc.	44,856
728	Seagate Technology Holdings PLC	46,228
1,181	Western Digital Corporation(a)	50,263
138	Zebra Technologies Corporation, Class A(a)	42,498
		460,342
	TECHNOLOGY SERVICES – 5.0%
11	Accenture PLC, Class A	3,480
20	Automatic Data Processing, Inc.	4,945
214	Broadridge Financial Solutions, Inc.	35,935
153	CDW Corporation	28,622
315	Cognizant Technology Solutions Corporation, Class A	20,799
228	CoStar Group, Inc.(a)	19,145
3,848	DXC Technology Company(a)	106,396
231	EPAM Systems, Inc.(a)	54,703
118	Equifax, Inc.	24,081
91	FactSet Research Systems, Inc.	39,589
40	Fair Isaac Corporation(a)	33,519
320	Fidelity National Information Services, Inc.	19,322
76	Fiserv, Inc.(a)	9,592
141	FleetCor Technologies, Inc.(a)	35,096
70	Gartner, Inc.(a)	24,751

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	TECHNOLOGY SERVICES – 5.0% (Continued)
214	Global Payments, Inc.	$23,594
28	International Business Machines Corporation	4,037
335	Jack Henry & Associates, Inc.	56,136
634	Leidos Holdings, Inc.	59,298
207	MarketAxess Holdings, Inc.	55,729
7	Mastercard, Inc., Class A	2,760
37	Moody’s Corporation	13,052
25	MSCI, Inc.	13,702
118	Paychex, Inc.	14,805
117	PayPal Holdings, Inc.(a)	8,871
16	S&P Global, Inc.	6,312
86	Verisk Analytics, Inc.	19,689
10	Visa, Inc., Class A	2,377
		740,337
	TELECOMMUNICATIONS - 0.1%
257	AT&T, Inc.	3,732
26	T-Mobile US, Inc.(a)	3,582
118	Verizon Communications, Inc.	4,021
		11,335
	TIMBER REIT - 0.2%
877	Weyerhaeuser Company	29,871

	TOBACCO & CANNABIS - 0.1%
191	Altria Group, Inc.	8,675
54	Philip Morris International, Inc.	5,385
		14,060
	TRANSPORTATION & LOGISTICS - 3.3%
1,974	Alaska Air Group, Inc.(a)	95,995
3,995	American Airlines Group, Inc.(a)	66,915
638	CH Robinson Worldwide, Inc.	63,915
288	CSX Corporation	9,596
707	Delta Air Lines, Inc.	32,706
313	Expeditors International of Washington, Inc.	39,845
56	FedEx Corporation	15,117

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3% (Continued)
189	JB Hunt Transport Services, Inc.	$38,545
58	Norfolk Southern Corporation	13,548
49	Old Dominion Freight Line, Inc.	20,555
967	Southwest Airlines Company	33,033
29	Union Pacific Corporation	6,729
776	United Airlines Holdings, Inc.(a)	42,145
36	United Parcel Service, Inc., Class B	6,737
		485,381
	TRANSPORTATION EQUIPMENT - 0.5%
74	Cummins, Inc.	19,299
208	PACCAR, Inc.	17,915
321	Westinghouse Air Brake Technologies Corporation	38,019
		75,233
	WHOLESALE - CONSUMER STAPLES - 0.5%
173	Archer-Daniels-Midland Company	14,698
421	Bunge Ltd.	45,750
176	Sysco Corporation	13,431
		73,879
	WHOLESALE - DISCRETIONARY - 0.7%
171	Copart, Inc.(a)	15,115
721	LKQ Corporation	39,504
144	Pool Corporation	55,402
		110,021

	TOTAL COMMON STOCKS (Cost $15,258,337)	14,971,087

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT - 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
170	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$—

	TOTAL INVESTMENTS - 100.6% (Cost $15,258,337)			$14,971,087
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%			(87,378)
	NET ASSETS - 100.0%			$14,883,709

CVR	- Contingent Value Right

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of July 31, 2023 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2023

ASSETS
Investment securities:
At cost	$15,258,337
At value	$14,971,087
Dividends and interest receivable	12,012
TOTAL ASSETS	14,983,099

LIABILITIES
Due to custodian	95,184
Investment advisory fees payable	4,206
TOTAL LIABILITIES	99,390
NET ASSETS	$14,883,709

Net Assets Consist Of:
Paid in capital	$18,953,236
Accumulated deficit	(4,069,527)
NET ASSETS	$14,883,709

Net Asset Value Per Share:
Net Assets	$14,883,709
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	650,000
Net asset value (Net Assets ÷ Shares Outstanding)	$22.90

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2023

INVESTMENT INCOME
Dividends (net of foreign tax withholding of $578)	$371,768
Interest	104
TOTAL INVESTMENT INCOME	371,872

EXPENSES
Investment advisory fees	56,283
TOTAL EXPENSES	56,283
NET INVESTMENT INCOME	315,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	797,931
Security transactions	(1,947,028)
(1,149,097)

Net change in unrealized appreciation on investments	1,258,059
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	108,962

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$424,551

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
FROM OPERATIONS
Net investment income	$315,589	$281,804
Net realized loss on investments and In-kind redemptions	(1,149,097)	(56,132)
Net change in unrealized appreciation (depreciation) on investments	1,258,059	(1,460,976)
Net increase (decrease) in net assets resulting from operations	424,551	(1,235,304)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(272,520)	(231,420)
Net decrease in net assets resulting from distributions to shareholders	(272,520)	(231,420)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,870,263	13,021,901
Cost of shares redeemed	(12,490,648)	(16,184,669)
Net decrease in net assets resulting from shares of beneficial interest	(2,620,385)	(3,162,768)

TOTAL DECREASE IN NET ASSETS	(2,468,354)	(4,629,492)

NET ASSETS
Beginning of Year	17,352,063	21,981,555
End of Year	$14,883,709	$17,352,063

SHARE ACTIVITY
Shares Sold	450,000	550,000
Shares Redeemed	(600,000)	(700,000)
Net decrease in shares of beneficial interest outstanding	(150,000)	(150,000)

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	July 31, 2023	July 31, 2022	July 31, 2021 *		September 30, 2020	September 30, 2019		September 30, 2018 (1)
Net asset value, beginning of period	$21.69	$23.14	$15.35		$16.75	$16.86		$15.00
Activity from investment operations:
Net investment income (2)	0.36	0.32	0.22		0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	1.08	(1.53)	7.92		(1.40)	(0.24	) (5)	1.66
Total from investment operations	1.44	(1.21)	8.14		(1.08)	0.05		1.91
Less distributions from:
Net investment income	(0.23)	(0.24)	(0.35)		(0.32)	(0.16)		(0.05)
Total distributions	(0.23)	(0.24)	(0.35)		(0.32)	(0.16)		(0.05)

Net asset value, end of period	$22.90	$21.69	$23.14		$15.35	$16.75		$16.86
Total return (4)	6.73%	-5.31%	53.66	% (7)	-6.70%	0.46%		12.78	% (7)
Net assets, at end of period (000s)	$14,884	$17,352	$21,982		$13,811	$9,212		$5,902

Ratio of net expenses to average net assets	0.29%	0.29%	0.29	% (6)	0.29%	0.29%		0.29	% (6)
Ratio of net investment income to average net assets	1.65%	1.38%	1.59	% (6)	2.04%	1.80%		1.66	% (6)
Portfolio Turnover Rate (3)	44%	50%	33	% (7)	42%	24%		36	% (7)

(1)	The Arrow Reverse Cap 500 ETF commencement of operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

1.	ORGANIZATION

The Arrow Reverse Cap 500 ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 31, 2017.

The Trust acquired the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”), a series of ETF Series Solutions, in a tax-free reorganization on May 24, 2021 (the "Reorganization"). As a series of the Trust, the Fund is a continuation of the Predecessor fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) as the Valuation Designee. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$14,971,087	$—	$—		$14,971,087
Right	—	—	—	^	—
Total	$14,971,087	$—	$—		$14,971,087

*	See Schedule of Investments for industry classification.

^	Includes securities values at $0.

The Arrow Reverse Cap 500 ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state, or local real estate conditions; obsolescence of properties; changes in the availability, cost, and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2020 – July 31, 2022 or expected to be taken in the Fund’s July 31, 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended July 31, 2023, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $8,226,010 and $8,760,227, respectively.

For the year ended July 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $9,383,917 and $11,101,769, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund.

Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.294% of the Fund’s average daily net assets.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for the advisory fee, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*     The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ending July 31, 2023 and July 31, 2022 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2023	July 31, 2022
Ordinary Income	$272,520	$231,420
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$272,520	$231,420

As of July 31, 2023, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$172,133	$—	$(1,675,593)	$(2,270,278)	$(308)	$(295,481)	$(4,069,527)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for C-Corporation return of capital distributions, and undistributed long term capital gains from Form 2439.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,675,593.

At July 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,347,313	$922,965	$2,270,278	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2023 as follows:

Paid
In	Accumulated
Capital	Deficit
$799,428	$(799,428)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$15,266,568	$1,073,706	$(1,369,187)	$(295,481)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow Reverse Cap 500 ETF

and the Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Arrow Reverse Cap 500 ETF, a series of shares of beneficial interest in Arrow Investments Trust, as of July 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations, the changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the year ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Arrow Reverse Cap 500 ETF
EXPENSE EXAMPLE (Unaudited)
July 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2023 through July 31, 2023.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/2023	7/31/2023	2/1/23 - 7/31/23	2/1/23 - 7/31/23
Actual	$1,000.00	$1,004.80	$1.44	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%
(5% return before expenses)

*	Actual expense information for the Fund is for the period from February 1, 2023 through July 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2023 through July 31, 2023). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reverse Cap 500 ETF
Additional Information (Unaudited)
July 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

ARROW REVERSE CAP 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707.

Independent Trustees:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016– present).	8	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012–present).	8	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Associates, Inc. (2020–present); Founder and President, TTS Consultants, LLC (2010–present).	8	Arrow ETF Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust IV; Aquila Distributors, LLC

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

ARROW REVERSE CAP 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2023

Interested Trustees and Officers:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006–present).	8	Arrow ETF Trust
Chris Lewis Born in 1970	Chief Compliance Officer since 2021; Previously from 2016–2018	Chief Compliance Officer of Fund Complex(2)(2016–2018; 2021– present); Chief Compliance Officer, Arrow Investment Advisors, LLC (2017–2018; 2021–present); Founder, The Law Offices of	N/A	N/A
Timothy Burdick(3) Born in 1986	Secretary since 2020	Christopher H. Lewis (2019– present); General Counsel, Finitive LLC (2018). Vice President and Managing Counsel, Ultimus Fund Solutions (2022–present); Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – present); Senior Program Compliance Manager, CJ	N/A	N/A
Sam Singh(3) Born in 1976	Principal Financial Officer and Treasurer since 2013	Affiliate (2016-2019) Vice President, Ultimus Fund Solutions, LLC (2015–present).	N/A	N/A

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(3)	The business address of this officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●    account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

YPS-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $12,000

2022 - $11,000

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 - $ 2,300

2022 - $ 2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

2022 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023                 2022

Audit-Related Fees:       0.00%               0.00%

Tax Fees:                     0.00%               0.00%

All Other Fees:             0.00%               0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $2,300

2022 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which Shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

       /s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

      /s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/6/23

By (Signature and Title)

      /s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 10/6/23